Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2011
Variable Interest Entities (Tables) [Abstract]
Firm-sponsored mortgage and other consumer securitization trusts

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
June 30, 2011(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$140.3	$2.2	$132.0		$0.7	$—	$0.7
Subprime	41.6	1.4	38.5		—	—	—
Option ARMs	33.7	0.3	33.4		—	—	—
Commercial and other(c)	144.3	—	96.4		1.6	0.7	2.3
Student	4.3	4.3	—		—	—	—
Total	$364.2	$8.2	$300.3	(i)	$2.3	$0.7	$3.0

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
December 31, 2010(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8		$0.7	$—	$0.7
Subprime	44.0	1.6	40.7		—	—	—
Option ARMs	36.1	0.3	35.8		—	—	—
Commercial and other(c)	153.4	—	106.2		2.0	0.9	2.9
Student	4.5	4.5	—		—	—	—
Total	$391.1	$8.6	$326.5	(i)	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 157 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)
Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non-JPMorgan Chase-originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 159–163 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)
Excludes senior and subordinated securities of $165 million and $28 million, respectively, at June 30, 2011, and $182 million and $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)
Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 117–124 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)
As of June 30, 2011, and December 31, 2010, 66% and 66%, respectively of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes $175 million and $157 million of investment-grade and $480 million and $552 million of noninvestment-grade retained interests in prime residential mortgages at June 30, 2011, and December 31, 2010, respectively, and $2.0 billion and $2.6 billion of investment-grade and $282 million and $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.

(i)
The Firm does not consolidate a mortgage securitization when it is not the servicer (and therefore does not have the power to direct the most significant activities of the trust) or does not hold a beneficial interest in the trust that could potentially be significant to the trust. At June 30, 2011, and December 31, 2010, the Firm did not consolidate any of the assets of the Firm-sponsored nonconsolidated residential mortgage securitization VIEs, in which the Firm has continuing involvement, primarily due to the fact that the Firm did not hold an interest in these trusts that could potentially be significant to the trusts. Additionally, for the commercial mortgage securitization-related VIEs, the Firm does not service the loans, and thus does not consolidate the VIEs.

Firm's exposure to nonconsolidated municipal bond VIEs

(in billions)	Fair value of assets held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	Maximum exposure
Nonconsolidated municipal bond vehicles
June 30, 2011	$12.9	$7.9	$5.0	$7.9
December 31, 2010	13.7	8.8	4.9	8.8

Ratings profile of the VIEs' assets

	Ratings profile of VIE assets(c)					Fair value of assets held by VIEs	Wt. avg. expected life of assets (years)
	Investment-grade				Noninvestment grade
(in billions, except where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BB-	BB+ and below
June 30, 2011	$1.7	$10.5	$0.7	$—	$—	$12.9	9.8
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)
The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both June 30, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.

Exposure to nonconsolidated credit-linked note and asset swap VIEs

June 30, 2011 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$0.7	$—	$0.7	$10.9
Managed structure	2.1	0.1	2.2	9.5
Total credit-related notes	2.8	0.1	2.9	20.4
Asset swaps	0.4	—	0.4	7.5
Total	$3.2	$0.1	$3.3	$27.9
December 31, 2010 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7
Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6
Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On-balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(c)
The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

Information on assets and liabilities related to VIEs that are consolidated by the Firm

	Assets				Liabilities
June 30, 2011 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$51.7	$1.0	$52.7	$35.7	$—	$35.7
Firm-administered multi-seller conduits	—	21.9	0.3	22.2	22.2	—	22.2
Mortgage securitization entities(a)	1.0	2.6	—	3.6	2.0	1.5	3.5
Other(b)	6.1	4.2	1.4	11.7	7.6	0.1	7.7
Total	$7.1	$80.4	$2.7	$90.2	$67.5	$1.6	$69.1

	Assets				Liabilities
December 31, 2010 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(a)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(b)	8.0	4.4	1.6	14.0	9.3	0.3	9.6
Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(b)	Primarily comprised of student loans and municipal bonds.

(c)	Includes assets classified as cash, derivative receivables, AFS securities, and other assets within the Consolidated Balance Sheets.

(d)
The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(e)
The interest-bearing beneficial interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $42.9 billion and $52.6 billion at June 30, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of June 30, 2011, and December 31, 2010, were as follows: $13.0 billion and $13.9 billion under one year, $21.4 billion and $29.0 billion between one and five years, and $8.5 billion and $9.7 billion over five years.

(f)	Includes liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.

Securitization activities

	Three months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$1,447
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	1,530
Servicing fees collected	50	36	100	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	297	4	4	—
Cash flows received on the interests that continue to be held by the Firm(d)	58	4	1	37

	Three months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	89	53	118	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	52	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	73	9	6	30

	Six months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$2,940
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	3,088
Servicing fees collected	114	95	203	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	676	10	10	—
Cash flows received on the interests that continue to be held by the Firm(d)	122	8	2	81

	Six months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	164	99	235	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	100	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	153	19	12	68

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)
Includes $1.5 billion and $592 million, respectively, and $3.1 billion and $592 million, respectively, of proceeds from new securitizations received as securities for the three and six months ended June 30, 2011 and 2010. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off-balance sheet, nonconsolidated entities - for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests - including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.

Summary of loan sale activities

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Carrying value of loans sold(a)(b)	$32,609	$30,173	$71,856	$65,547
Proceeds received from loan sales as cash	565	262	905	598
Proceeds from loans sales as securities(c)	31,511	29,448	69,683	63,818
Total proceeds received from loan sales	$32,076	$29,710	$70,588	$64,416
Gains on loan sales	30	70	52	91

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 159–163 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.

Key economic assumptions used to determine the fair value of certain Firm's retained interests in nonconsolidated VIEs, other than MSRs

June 30, 2011	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$656	$2,315
Weighted-average life (in years)	6.7	2.7
Weighted-average constant prepayment rate(c)	7.1%	—%
	CPR	CPR
Impact of 10% adverse change	$(11)	$—
Impact of 20% adverse change	(21)	—
Weighted-average loss assumption	5.5%	0.4%
Impact of 10% adverse change	$(9)	$(83)
Impact of 20% adverse change	(17)	(170)
Weighted-average discount rate	14.0%	20.6%
Impact of 10% adverse change	$(26)	$(59)
Impact of 20% adverse change	(49)	(107)

December 31, 2010	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$708	$2,906
Weighted-average life (in years)	5.5	3.3
Weighted-average constant prepayment rate(c)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—
Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)
The Firm’s interests in subprime securitizations were $21 million and $14 million, as of June 30, 2011, and December 31, 2010, respectively. Additionally, the Firm had interests in option ARM securitizations of $27 million and $29 million at June 30, 2011, and December 31, 2010, respectively.

(b)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(c)	CPR: constant prepayment rate.

(d)	Includes retained interests in Alt-A loans and re-securitization transactions.

Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets

			90 days past due		Liquidation losses
	Credit exposure				Three months ended June 30,		Six months ended June 30,
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	2011	2010	2011	2010
Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$132,042	$143,764	$31,444	$33,093	$1,244	$1,696	$2,734	$3,385
Subprime mortgage	38,497	40,721	15,186	15,456	616	951	1,616	2,116
Option ARMs	33,412	35,786	10,358	10,788	465	637	908	1,226
Commercial and other	96,368	106,245	5,064	5,791	250	116	454	143
Total loans securitized(c)	$300,319	$326,516	$62,052	$65,128	$2,575	$3,400	$5,712	$6,870

(a)
Total assets held in securitization-related SPEs were $364.2 billion and $391.1 billion at June 30, 2011, and December 31, 2010, respectively. The $300.3 billion and $326.5 billion of loans securitized at June 30, 2011, and December 31, 2010, respectively, excludes: $55.7 billion and $56.0 billion of securitized loans in which the Firm has no continuing involvement and $8.2 billion and $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at June 30, 2011, and December 31, 2010, respectively .

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.